Commitments and Contingencies - Additional Information (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($) Lease	Jan. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Lease terms		5 years
Number of new store leases | Lease	27
Lease description	The fully executed leases have initial terms typically between five to seven years with options to renew for two or three successive five-year periods. The initial terms of these new store leases have future minimum lease payments totaling approximately $30.6 million.
Renew period of fully executed leases	5 years
Future minimum lease payments, total | $	$ 30,600	$ 222,360
Minimum [Member]
Operating Leased Assets [Line Items]
Initial terms of fully executed leases	5 years
Maximum [Member]
Operating Leased Assets [Line Items]
Initial terms of fully executed leases	7 years